CONDENSED CONSOLIDATED STATEMENT OF CHANGES IN STOCKHOLDERS' EQUITY [Parenthetical] (USD $)	6 Months Ended
Jun. 30, 2014
Equity Financing Issuance Costs	$ 55,150